Summary of Significant Accounting Policies - Schedule of Investment in Equity Securities, at Fair Value for the Periods (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Investment in Equity Securities, at Fair Value for the Periods [Abstract]
Balance, beginning of period
Additions	199,998
Balance, end of period	$ 199,998